Impairment loss on goodwill (Details Narrative)		2 Months Ended
	Apr. 30, 2025 SGD ($)	Jun. 30, 2025 SGD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)
Impairment Loss On Goodwill
Consideration transferred			$ 8,000,000	$ 10,308,000
Consideration transferred cash				$ 10,308,000
Purchase consideration	$ 10,308,000
Revenue		$ 895,362
Net loss		$ 448,857